Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (16,599)	$ (16,306)	$ (51,972)	$ (14,095)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	416	341	718	643
Noncash operating lease expense	492	442	907	831
Stock-based compensation	2,146	815	1,764	1,694
Other, net	118	(98)	(17)	(347)
Changes in operating assets and liabilities:
Accounts receivable			(2,000)	0
Prepaid expenses and other current assets	(395)	361	(119)	(590)
Other long-term assets	13	0
Accounts payable	2,749	1,440	1,171	(976)
Accrued expenses and other liabilities	(78)	34	1,196	2,964
Operating lease liabilities	(454)	(377)	(655)	(678)
Deferred revenue	(9,539)	(9,775)	119,081	(14,249)
Net cash used in operating activities	(21,131)	(23,123)	70,074	(24,803)
Cash flows from investing activities
Purchase of property and equipment	(367)	(518)	(1,106)	(1,817)
Sales and maturities of marketable securities	100,471	16,327	63,220	35,246
Purchases of marketable securities	(86,117)	(32,316)	(207,540)	(32,581)
Other			(40)	0
Net cash provided by (used in) investing activities	13,987	(16,507)	(145,466)	848
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs of $0.3 million and $0 during the periods ended December 31, 2020 and 2019, respectively	29,990	29,850	80,844	11,000
Proceeds from issuance of common stock upon exercise of stock options	764	9	40	0
Payment of merger with BCTG and PIPE financing transaction costs	(1,089)	0
Net cash provided by financing activities	29,665	29,859	80,884	11,000
Net change in cash, cash equivalents and restricted cash	22,521	(9,771)	5,492	(12,955)
Cash, cash equivalents and restricted cash, beginning of period	30,660	25,168	25,168	38,123
Cash, cash equivalents and restricted cash, end of period	53,181	15,397	30,660	25,168
Supplemental cash flow information:
Cash paid for leases	907	880	1,782	1,735
Supplemental disclosure of noncash investing and financing activity:
Purchases of property and equipment included in accounts payable and accrued expenses	653	48	$ 29	$ 0
Merger with BCTG and PIPE financing deferred offering costs included in accounts payable and accrued expenses	$ 401	$ 0